Equity Incentive Plan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 25, 2010
Allocated Share-based Compensation Expense	$ 0	$ 345
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			21,834,055